UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2002

If amended report check here:      |_|                   Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Gagnon Securities LLC
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York            NY            10019
Business Address         (Street)       (City)            (State)         (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Sue Ann Murray                  Authorized Person                (212) 554-5000
Name                               (Title)                            (Phone)


                                                 /s/ Sue Ann Murray
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY  05/09/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

|X|      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
                                          ------------

Form 13F Information Table Entry Total:             56
                                          ------------

Form 13F Information Table Value Total:   $    188,774
                                          ------------
                                           (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------
                             TITLE OF               VALUE    SHARES/   SH   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS    CUSUP      (x$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD             COM   G9032C 10 9    5,381    600       SH          SOLE       N/A                  NONE
AT&T CORP                      COM   001957 10 9      223     14       SH          SOLE       N/A                  NONE
ARROW INTL INC                 COM   042764 10 0   10,503    223       SH          SOLE       N/A                  NONE
AVID TECHNOLOGY INC            COM   05367P 10 0    6,085    437       SH          SOLE       N/A                  NONE
BANK OF AMERICA CORPORATION    COM   060505 10 4    1,141     17       SH          SOLE       N/A                  NONE
BANK OF NEW YORK INC           COM   064057 10 2    1,277     30       SH          SOLE       N/A                  NONE
BERKLEY W R CORP               COM   084423 10 2    9,146    159       SH          SOLE       N/A                  NONE
BRISTOL MYERS SQUIBB CO        COM   110122 10 8    2,043     50       SH          SOLE       N/A                  NONE
CARDIODYNAMICS INTL CORP       COM   141597 10 4    1,194    281       SH          SOLE       N/A                  NONE
CHUBB CORP                     COM   171232 10 1    1,667     23       SH          SOLE       N/A                  NONE
CITIGROUP INC                  COM   172967 10 1    1,362     28       SH          SOLE       N/A                  NONE
COCA COLA CO                   COM   191216 10 0      272      5       SH          SOLE       N/A                  NONE
CORRECTIONAL SVCS CORP         COM   219921 10 3      542    266       SH          SOLE       N/A                  NONE
ELECSYS CORP                   COM   28473M 10 0      161    248       SH          SOLE       N/A                  NONE
EMISPHERE TECHNOLOGIES INC     COM   291345 10 6    7,756    456       SH          SOLE       N/A                  NONE
ESENJAY EXPL INC               COM   296426 10 9    1,153    410       SH          SOLE       N/A                  NONE
EXULT INC DEL                  COM   302284 10 4   12,481  1,144       SH          SOLE       N/A                  NONE
FEDERAL NATL MTG ASSN          COM   313586 10 9    7,149     90       SH          SOLE       N/A                  NONE
GATEWAY INC                    COM   367626 10 8    2,397    379       SH          SOLE       N/A                  NONE
GENERAL ELEC CO                COM   369604 10 3      584     16       SH          SOLE       N/A                  NONE
HOME DEPOT INC                 COM   437076 10 2   11,924    245       SH          SOLE       N/A                  NONE
IDINE REWARDS NETWORK INC      COM   45168A 10 0    3,103    318       SH          SOLE       N/A                  NONE
IMPATH INC                     COM   45255G 10 1   13,252    323       SH          SOLE       N/A                  NONE
INTUITIVE SURGICAL INC         COM   46120E 10 7    2,636    280       SH          SOLE       N/A                  NONE
JOHNSON & JOHNSON              COM   478160 10 4      520      8       SH          SOLE       N/A                  NONE
LASERSCOPE                     COM   518081 10 4      121     27       SH          SOLE       N/A                  NONE
LEXAR MEDIA INC                COM   52886P 10 4    1,567    580       SH          SOLE       N/A                  NONE
LOCKHEED MARTIN CORP           COM   539830 10 9      415      7       SH          SOLE       N/A                  NONE
MCDONALDS CORP                 COM   580135 10 1      355     13       SH          SOLE       N/A                  NONE
MOLEX INC                      COM   608554 10 1      315      9       SH          SOLE       N/A                  NONE
MOLEX INC                      CL A  608554 20 0      256      8       SH          SOLE       N/A                  NONE
NASSDA CORP                    COM   63172M 10 1    1,902    125       SH          SOLE       N/A                  NONE
NOVADIGM INC                   COM   669937 104     3,060    394       SH          SOLE       N/A                  NONE
OPTIMAL ROBOTICS CORP          CL A  68388R 20 8    2,145    120       SH          SOLE       N/A                  NONE
                               NEW
P A M TRANSN SVCS INC          COM   693149 10 6    3,054    121       SH          SOLE       N/A                  NONE
PLX TECHNOLOGY INC             COM   693417 10 7    7,503    615       SH          SOLE       N/A                  NONE
PALL CORP                      COM   696429 30 7      688     34       SH          SOLE       N/A                  NONE
PEPSICO INC                    COM   713448 10 8      492     10       SH          SOLE       N/A                  NONE
PER-SE TECHNOLOGIES INC        COM   713569 30 9    1,088     90       SH          SOLE       N/A                  NONE
                               NEW
PETROQUEST ENERGY INC          COM   716748 10 8    3,528    616       SH          SOLE       N/A                  NONE
PROCTER & GAMBLE & CO          COM   742718 10 9    3,613     40       SH          SOLE       N/A                  NONE
REGENERATION TECH INC DEL      COM   75886N 10 0    4,053    559       SH          SOLE       N/A                  NONE
RENTRAK CORP                   COM   760174 10 2    5,320    760       SH          SOLE       N/A                  NONE
ROCHESTER MED CORP             COM   771497 10 4      866    165       SH          SOLE       N/A                  NONE
ROCKFORD CORP                  COM   77316P 10 1    2,593    282       SH          SOLE       N/A                  NONE
SBC COMMUNICATIONS INC         COM   78387G 10 3      231      6       SH          SOLE       N/A                  NONE
SERENA SOFTWARE INC            COM   817492 10 1    9,092    466       SH          SOLE       N/A                  NONE
SYMYX TECHNOLOGIES             COM   87155S 10 8    8,072    391       SH          SOLE       N/A                  NONE
TRC COS INC                    COM   872625 10 8    3,373    137       SH          SOLE       N/A                  NONE
UROLOGIX INC                   COM   917273 10 4    6,863    378       SH          SOLE       N/A                  NONE
VERIZON COMMUNICATIONS         COM   92343V 10 4      275      6       SH          SOLE       N/A                  NONE
VERMONT TEDDY BEAR INC         COM   92427X 10 9    1,192    354       SH          SOLE       N/A                  NONE
VIACOM INC                     CL B  925524 30 8      426      9       SH          SOLE       N/A                  NONE
WEBSENSE INC                   COM   947684 10 0    7,287    290       SH          SOLE       N/A                  NONE
WELLS FARGO & CO NEW           COM   949746 10 1    4,814     97       SH          SOLE       N/A                  NONE
WYETH                          COM   983024 10 0      263      4       SH          SOLE       N/A                  NONE